Balance Sheet Components (Details) - Schedule of prepaid and other current assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid and other current assets [Abstract]
Prepaid expenses	$ 4,247	$ 1,640
Withholding taxes	394	336
Deferred costs	1,555
Other current assets		36
Total	$ 6,196	$ 2,012